Commitments and Contingencies - Schedule of Maturity of Lease Liabilities Under Operating Lease (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities Under Operating Lease [Abstract]
2026	$ 78,000	$ 10,753
2027	54,000
2028 and thereafter
Total lease payments	132,000	10,753
Amount of lease payments representing interest	(12,747)	(44)
Total present value of operating lease liabilities	119,253
Current portion	67,547	10,709	$ 129,396
Long-term portion	51,706		$ 4,855
Total	$ 119,253